Pensions Plan Assets Excluding FV Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	$ 25.3	$ 24.4	$ 41.1
Minimum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	20.0
Maximum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	30.0
Domestic Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	362.5	347.1
Business combination	0	0
Actual return on plan assets	2.4	34.7
Employer contribution	0	0.4
Plan participants' contributions	0	0
Benefits paid	(20.6)	(19.7)
Currency translation and other	0	0
Fair Value of Plan Assets at End of Year	344.3	362.5
Non-U.S. Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	510.5	475.0
Business combination	2.6	1.3
Actual return on plan assets	11.1	45.5
Employer contribution	23.5	21.5
Plan participants' contributions	3.5	3.3
Benefits paid	(21.3)	(24.1)
Currency translation and other	(5.7)	(12.0)
Fair Value of Plan Assets at End of Year	524.2	510.5
SERP Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	0.5	0.4
Plan participants' contributions	0	0
Benefits paid	(0.5)	(0.4)
Fair Value of Plan Assets at End of Year	0	0
Other Postretirement Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	1.3	2.1
Plan participants' contributions	1.4	1.4
Benefits paid	(2.7)	(3.5)
Fair Value of Plan Assets at End of Year	$ 0	$ 0